Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders' equity
Dividends declared	$ 41.3	$ 30.4
Dividends paid	$ 41.3	$ 30.4
Dividends paid per share	$ 0.0513	$ 0.0488
Number of shares issued from treasury	0